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October 11, 1995


Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street N.W.
Washington, D.C.  20549-1004

Re:  Rule 24f-2 Notice for
     IDS Bond Fund, Inc.
     SEC File No. 2-51586/811-2503

Commissioners:

[i]  In accordance with the provisions of Rule 24f-2,IDS Bond
     Fund, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended August 31, 1995 ("Fiscal Year").

[ii] Amount of securities registered other than under
     24f-2 which were unsold at the beginning of the
     fiscal year.*                                    $115,868,603

[iii]Amount of securities registered during the fiscal
      year other than under 24f-2**                             $0

[iv] Amount of securities sold during the fiscal
     year***                                          $693,393,896

[v]  Amount of securities sold pursuant to 24f-2      $577,525,293

[vi] Fee        $577,525,293   /   2900                $199,146.65

*    21,536,915 shares  x      $5.38      on   October 4, 1995
**    0         shares  x      $5.38      on   October 4, 1995
*** Sales of   $1,214,279,246 minus redemptions of  $520,885,850


Enclosed please find an opinion of counsel.

A check for the filing fee in the amount of $199,146.65 has been wired electronically.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS BOND FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/SP/cah
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